Consolidated Statements of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operation, which are included in fees and other revenue.	$ 79.0	$ 63.0	$ 83.0
Pharmaceutical and processing costs of our mail order and specialty pharmacy operations related to administrative services contracts.	1,200.0	1,300.0	1,400.0
Insured member co-payments related to our mail order and specialty pharmacy operations, which are a reduction of health care costs.	$ 127.0	$ 130.0	$ 148.0